Revolving Credit Facility and Notes Payable Narrative (Details) (USD $)								12 Months Ended		0 Months Ended
	Dec. 31, 2013 Fast Cash	Sep. 14, 2012 Fast Cash store	Dec. 31, 2013 BBR Unlimited, LLC	Jan. 10, 2012 BBR Unlimited, LLC store	Dec. 31, 2013 Business Acquisition Notes Payable Fast Cash	Dec. 31, 2013 Business Acquisition Notes Payable BBR Unlimited, LLC	Jan. 10, 2012 Business Acquisition Notes Payable BBR Unlimited, LLC	Dec. 31, 2013 2012 Credit Facility	Dec. 31, 2013 2012 Credit Facility Line of Credit LIBOR	Feb. 05, 2014 2014 Credit Facility Subsequent Event	Feb. 05, 2014 2014 Credit Facility Line of Credit LIBOR Subsequent Event	Feb. 05, 2014 2014 Credit Facility Line of Credit Prime Rate [Member] Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 205,000,000		$ 160,000,000
Expiration date								Feb. 28, 2015		Feb. 28, 2019
Amount outstanding								182,000,000		145,870,000
Remaining borrowing capacity								23,000,000		14,130,000
Proceeds from (Repayments of) Lines of Credit								79,500,000
Basis spread on variable rate									2.00%		2.50%	1.50%
Interest rate at period end								2.19%		2.69%
Commitment fee percentage								0.375%		0.50%
Line of Credit Facility, Additional Borrowing Capacity With Lender Consent										50,000,000
EBITDA leverage ratio requirement										2.5
Line of credit facility, Additional permitted unsecured debt										500,000,000
Line of credit facility, percentage of foreign subsidiary stock pledged as collateral										65.00%
Number of stores acquired		16		29
Notes payable issued to sellers	6,531,000		1,821,000	4,900,000
Effective interest rate					4.00%	3.00%	3.00%
Notes payable issued to sellers, current	1,647,000		1,679,000
Notes payable issued to sellers, noncurrent	$ 4,884,000		$ 142,000